Employee Benefit Expenses (Including Directors' Emoluments) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Employee Benefit Expense

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Wages, salaries, bonus and termination costs	$1,096	$1,048	$984
Staff meals	55	57	54
Pension costs - defined contribution plan	38	37	35
Share-based compensation, net of amount capitalized(i)	13	12	15
Other employee benefit expenses	36	39	33
	$1,238	$1,193	$1,121

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(i)
Share-based compensation of US$1 million, nil and US$1 million was capitalized during the years ended December 31, 2018, 2017 and 2016, respectively. For further information related to the Company’s Equity Award Plan and LVS’ 2004 Plan, see Note 30 to the consolidated financial statements.

Directors' Emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries	Discretionary bonuses(1)	Pension costs	Estimated money value of other benefits(2)	Total
	US$ in thousands
Year ended December 31, 2018
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai(3)	—	2,337	1,494	117	667	4,615
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung(6)	150	—	—	—	—	150
Wang Sing(9)	117	—	—	—	—	117
	$927	$2,337	$1,494	$117	$667	$5,542

	Fees	Salaries	Discretionary bonuses(1)	Pension costs	Estimated money value of other benefits(2)	Total
	US$ in thousands
Year ended December 31, 2017
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai(3)	—	2,334	1,497	116	637	4,584
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung(6)	150	—	—	—	—	150
Wang Sing(9)	70	—	—	—	—	70
	$880	$2,334	$1,497	$116	$637	$5,464

	Fees	Salaries	Discretionary bonuses(1)	Pension costs	Estimated money value of other benefits(2)	Total
	US$ in thousands
Year ended December 31, 2016
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai(3)	—	2,313	1,508	106	639	4,566
Toh Hup Hock(4)	—	356	—	13	657	1,026
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	112	—	—	—	—	112
Michael Alan Leven(5)	34	—	—	—	—	34
Independent Non-Executive Directors
Chiang Yun	112	—	—	—	—	112
Victor Patrick Hoog Antink	143	—	—	—	—	143
Steven Zygmunt Strasser	134	—	—	—	—	134
Kenneth Patrick Chung(6)	59	—	—	—	—	59
Iain Ferguson Bruce(7)	19	—	—	—	—	19
David Muir Turnbull(8)	24	—	—	—	—	24
	$637	$2,669	$1,508	$119	$1,296	$6,229

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(1)	The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executive and the Group’s performance, and approved by the Remuneration Committee.

(2)	Other benefits mainly include share-based compensation, accommodation, meals, home leave tickets and medical insurance.

(3)	Wong Ying Wai, the President and Chief Operating Officer, was appointed as an Executive Director with effect from January 22, 2016.

(4)	Toh Hup Hock resigned as the Chief Financial Officer and Executive Vice President and an Executive Director with effect from April 15, 2016.

(5)	Michael Alan Leven retired as a Non-Executive Director with effect from April 12, 2016.

(6)	Kenneth Patrick Chung was appointed as an Independent Non-Executive Director with effect from July 15, 2016.

(7)	Iain Ferguson Bruce resigned as an Independent Non-Executive Director with effect from March 11, 2016.

(8)	David Muir Turnbull resigned as an Independent Non-Executive Director with effect from March 7, 2016.

(9)	Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.

Emoluments for Non-Director Highest Paid Individuals
The emoluments payable to the remaining four individuals for the three years ended December 31, 2018, are as follows:

	Year ended December 31,
	2018	2017	2016
	US$ in thousands
Basic salaries, allowances and benefits in kind	$5,496	$5,462	$6,206
Bonus	2,551	2,980	2,743
Pension costs	191	191	179
	$8,238	$8,633	$9,128

Number of Non-Director Highest Paid Individuals
The emoluments of the above mentioned individuals fall within the following bands:

	Year ended December 31,
	2018	2017	2016
	Number of individuals
HK$13,000,001 (approximately US$1,677,000) – HK$13,500,000 (approximately US$1,742,000)	1	1	—
HK$15,500,001 (approximately US$2,000,000) – HK$16,000,000 (approximately US$2,065,000)	1	—	—
HK$16,000,001 (approximately US$2,065,000) – HK$16,500,000 (approximately US$2,129,000)	1	—	—
HK$16,500,001 (approximately US$2,129,000) – HK$17,000,000 (approximately US$2,194,000)	—	1	—
HK$17,000,001 (approximately US$2,194,000) – HK$17,500,000 (approximately US$2,258,000)	—	—	2
HK$18,000,001 (approximately US$2,323,000)– HK$18,500,000 (approximately US$2,387,000)	—	1	2
HK$18,500,001 (approximately US$2,387,000) – HK$19,000,000 (approximately US$2,452,000)	—	1	—
HK$19,000,001 (approximately US$2,452,000) – HK$19,500,000 (approximately US$2,516,000)	1	—	—
	4	4	4